Summary of Significant Accounting Policies (Details) - Schedule of Unaudited Condensed Consolidated Financial Statements - VIEs’ [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 329,768		$ 324,019
Total liabilities	142,935		$ 146,188
Total revenues	71,055	$ 67,437
Net income	13,463	10,004
Net cash (used in) provided by operating activities	(6,247)	24,796
Net cash used in investing activities		(61)
Net cash provided by financing activities	$ 2,829	$ 60,385